Selected Statements of Operations Data (Details) - Schedule of Financial Income, Net - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Financial Income:
Interest income	$ 4,304	$ 1,778	$ 666
Foreign currency exchange gain	730	1,313	250
Financial Income	5,034	3,091	916
Financial expenses:
Bank charges	(135)	(16)	(15)
Foreign currency exchange loss	(342)	(1,059)	(547)
Financial expenses	(477)	(1,075)	(562)
Financial income, net	$ 4,557	$ 2,016	$ 354